Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 145,003,021	$ 144,259,312	$ 164,330,202
Total revenues	145,003,021	144,259,312	164,330,202
Expenses
Voyage expenses	12,259,795	15,201,978	18,649,258
Voyage expenses – related party	1,799,209	1,788,543	2,037,917
Charter hire expenses	318,606	6,268,988	6,150,780
Vessels' operating expenses	52,344,721	48,619,594	59,920,278
Vessels' operating expenses – related party	950,500	966,500	514,500
Dry-docking costs	3,640,327	1,094,306	3,617,577
Management fees – related party	5,599,351	5,730,910	7,027,195
General and administrative expenses (including $1,294,722, $1,205,683 and $1,084,961 to related party)	2,301,308	3,706,320	3,046,962
Depreciation	37,455,093	37,693,733	41,258,142
Impairment loss	3,857,307	993,916	11,351,821
Net loss on sale of vessels	1,134,854	485,516	763,925
Other operating income			(549,804)
Total expenses	121,661,071	122,550,304	153,788,551
Income from operations	23,341,950	21,709,008	10,541,651
Other (expenses)/income
Interest and finance costs	(14,129,893)	(20,978,065)	(23,286,547)
Gain on deconsolidation of subsidiaries	0	145,000
Loss on derivatives	(50,976)	(107,550)	(11,982)
Interest income and other income	167,794	846,271	587,477
Foreign exchange loss	(54,374)	(8,235)	(107,119)
Other expenses, net	(14,067,449)	(20,102,579)	(22,818,171)
(Loss)/Income before equity in earnings of investees	9,274,501	1,606,429	(12,276,520)
Equity earnings in joint ventures	2,709,984	486,695
Net (Loss)/Income	$ 11,984,485	$ 2,093,124	$ (12,276,520)
(Loss)/Earnings per share
– Basic and diluted	$ 0.31	$ 0.05	$ (0.31)
Weighted average number of shares
– Basic and diluted	38,357,893	39,800,434	39,860,563